UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10245
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                            GAM Avalon Lancelot, LLC
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               (Exact name of registrant as specified in charter)

                              135 East 57th Street
                               New York, NY 10002
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               (Address of principal executive offices) (Zip code)

                                Kenneth A. Dursht
                                  GAM USA Inc.
                              135 East 57th Street
                               New York, NY 10002
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-407-4600
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                        Date of fiscal year end: March 31
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                   Date of reporting period: December 31, 2005
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


SCHEDULE OF INVESTMENTS
AS AT DECEMBER, 2005 (UNAUDITED)
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                                                                               % OF
                                                                               NET
FUND NAME                                     COST           FAIR VALUE       ASSETS      LIQUIDITY*             OBJECTIVE*
-------------------------               ----------------  ----------------  -----------  ------------  -----------------------------
Pacific & General Investments LP         $   20,000,000    $   20,288,794        9.87 %    Quarterly           US Equity Hedge
Capital Hedge Fund, Ltd.                     15,575,000        17,819,428        8.67       Monthly          Discretionary Macro
Alson Signature Fund LP                      10,100,000        13,120,263        6.38      Quarterly           US Equity Hedge
Epic Distressed Debt
  Opportunity Fund LP                        12,500,000        12,999,465        6.32      Quarterly            Event Driven
Rockbay Capital Institutional
  Fund LLC                                   10,000,000        12,760,210        6.21      Quarterly            Event Driven
Pinewood Credit Markets LP                   11,000,000        11,408,877        5.55       Monthly     Credit Arbitrage Diversified
Global Undervalued Securities
  Fund LP                                     5,330,000        10,926,480        5.32      Quarterly         Discretionary Macro
Davco Fund LP                                 9,650,000        10,793,668        5.25      Quarterly          Systematic Trend
Optimal Japan Fund US $                       6,400,000        10,597,358        5.15       Monthly       Long / Short Equity Hedge
Theorema Europe Fund, Ltd.                    6,730,000         9,361,442        4.55
JWM Global Marco I Fund LLC                   7,600,000         9,118,601        4.44
Threadneedle European Crescendo
  Fund, Ltd                                   9,000,000         9,009,744        4.38
Seven Global QP I, LP                         8,500,000         8,844,450        4.30
Boyer Allan Pacific Fund                      4,025,000         8,316,087        4.05
Blue Mountain Credit Alternatives
  Fund LP                                     8,100,000         8,084,092        3.93
Jefferies RTS Fund, LP                        4,000,000         5,575,779        2.71
Eckhardt Futures LP                           1,910,000         2,643,720        1.29
Rubicon Global Partners LP                    1,310,000         2,228,145        1.08
Roy G. Niederhoffer (Ireland)
  Fund No. 2                                  2,700,000         2,144,026        1.04
Caxton Equity Growth LLC                      1,165,000         1,819,239        0.88
                                        ----------------  ----------------  -----------

TOTAL                                    $  155,595,000       187,859,868       91.37
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OTHER ASSETS IN EXCESS
   OF LIABILITIES                                              17,739,519        8.63
                                                          ----------------  -----------
NET ASSETS                                                 $  205,599,387      100.00 %
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No individual investment of investment funds constituted 5% or more of net assets of GAM Avalon Lancelot, LLC.

The aggregate cost of investments for tax purposes was $163,316,586. Net unrealized appreciation on investments for tax purposes was $24,543,282 consisting of $25,457,853 of gross unrealized appreciation and $914,571 of gross unrealized depreciation.


* This information is presented only for investment funds which constituted 5% or more of net assets of GAM Avalon Lancelot, LLC.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAM Avalon Lancelot, LLC
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By (Signature and Title)*  /s/ Andrew Hanges
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                           Andrew Hanges, Director and President
                           (principal executive officer)

Date         February 28, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Andrew Hanges
                         -------------------------------------------------------
                           Andrew Hanges, Director and President
                           (principal executive officer)

Date         February 28, 2006
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By (Signature and Title)*  /s/ Joseph Cheung
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                           Joseph Cheung, Treasurer
                           (principal financial officer)

Date         February 28, 2006
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* Print the name and title of each signing officer under his or her signature.